DEFERRED TAX ASSETS AND INCOME TAXES - Components of provision for income taxes attributable to income before taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Non-US	$ (3,221)	(19,673)	(21,066)	(15,058)
US			(12)	(1,358)
Deferred
US
Non-US	429	2,622	4,499	2,053
Income taxes	$ (2,792)	(17,051)	(16,579)	(14,363)